Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities Disclosure [Abstract]
Disclosure of Marketable Securities

As at	December 31, 2024	December 31, 2023
Balance, beginning of year	225	21,926
Acquisition	—	876
Dispositions	—	(13,319)
Change in fair value recognized in profit or loss	(86)	(9,258)
Balance, end of period	139	225